Condensed Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
General and administrative	$ 127,691	$ 5,819,599
Loss from operations	(127,691)	(5,819,599)
Other income / (expense)
Change in fair value of derivative warrant liabilities	(3,758,500)	7,203,800
Transaction costs—derivative warrant liabilities	(946,010)
Other expense	4,704,510
Net income (loss)	(4,832,201)	1,384,201
Enjoy Technology Inc [Member]
Revenue		40,211,000	$ 25,825,000	$ 60,323,000	$ 45,657,000
Operating expenses:
Cost of revenue		51,587,000	31,141,000	76,045,000	54,051,000
Operations and technology		36,337,000	27,538,000	60,254,000	50,996,000
General and administrative		25,755,000	16,910,000	35,651,000	30,368,000
Total operating expenses		113,679,000	75,589,000	171,950,000	135,415,000
Loss from operations		(73,468,000)	(49,764,000)	(111,627,000)	(89,758,000)
Other income / (expense)
Unrealized loss on long-term convertible loan		(19,226,000)	0	(42,907,000)	0
Interest expense		(2,817,000)	(643,000)	(2,003,000)	(1,405,000)
Interest income		4,000	238,000	276,000	1,628,000
Other expense		294,000	(573,000)	(1,426,000)	(81,000)
Loss before provision for income taxes		(95,213,000)	(50,742,000)	(157,687,000)	(89,616,000)
Provision for income taxes		212,000	14,000	97,000	78,000
Net income (loss)		(95,425,000)	(50,756,000)	(157,784,000)	(89,694,000)
Other comprehensive loss, net of tax
Net unrealized loss on investment				0	(2,000)
Cumulative translation adjustment		(104,000)	(315,000)	695,000	132,000
Total comprehensive loss		$ (95,529,000)	$ (51,071,000)	$ (157,089,000)	$ (89,564,000)
Weighted average ordinary shares outstanding, basic and diluted		63,616,729	61,646,777	61,852,957	60,753,169
Basic and diluted net income (loss) per ordinary share		$ (1.50)	$ (0.82)	$ (2.55)	$ (1.48)
Common Class A [Member]
Other comprehensive loss, net of tax
Weighted average ordinary shares outstanding, basic and diluted	37,375,000	37,375,000
Basic and diluted net income (loss) per ordinary share	$ 0	$ 0
Common Class B [Member]
Other comprehensive loss, net of tax
Weighted average ordinary shares outstanding, basic and diluted	8,429,688	9,343,750
Basic and diluted net income (loss) per ordinary share	$ (0.57)	$ 0.15